Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts payable	$ 173	$ 177
Accrued liabilities	563	651
Accrued interest	99	105
Regulatory liabilities (Note 12)	57	0
Total	$ 892	$ 933